CAPITAL LEASES (Tables)	12 Months Ended
Dec. 31, 2012
Leases, Capital [Abstract]
Long-term obligations under capital leases

(in thousands of $)	2012	2011
Total long-term obligations under capital leases	—	405,843
Less: current portion of obligations under capital leases	—	(5,909)
Long term obligations under capital leases	—	399,934